Financial Assets - Summary of Financial Assets (Parenthetical) (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets [line items]
Dividend income	¥ 0	¥ 18	¥ 14
Unlisted equity securities [member]
Disclosure of financial assets [line items]
Dividend income	¥ 20	¥ 18	¥ 14